Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	June 30, 2022	December 31, 2021
Inventory	$516,000	$-
Reserve for obsolescence	-	-
Total inventory	$516,000	$-